Loans, financing and debentures (Details) - BRL (R$)	1 Months Ended	12 Months Ended
	May 25, 2018	Jun. 30, 2021	May 05, 2021
Loans, financing and debentures (Details) [Line Items]
Loan percentage		1.85%
Non-convertible debentures issued	R$ 142,200		R$ 240,000
Debentures description	The maturity date of the first-series debentures is August 1, 2022 (“maturity date of the first series”) and their unit face value will be paid in three (3) annual installments, the first on July 30, 2020 and the final on the maturity date of the first series. Compensatory interest corresponding to one hundred six point fifty percent (106.50%) of the DI rate will be accrued on the unit face value of first-series debentures, which will be paid on July 30 of each year or on the maturity date of the first series. The maturity date of the second-series debentures is July 31, 2023 (“maturity date of the second series”) and their unit face value will be paid in four (4) annual installments, the first on July 30, 2020 and the final on the maturity date of the second series. Compensatory interest corresponding to one hundred ten percent (110.00%) of the overnight DI rate will be accrued on the unit face value of second-series debentures, which will be paid on July 30 of each year or on the maturity date of the second series.
Compensatory interest percent			5.3658%
First Series [Member]
Loans, financing and debentures (Details) [Line Items]
Non-convertible debentures issued	R$ 85,200
Second Series [Member]
Loans, financing and debentures (Details) [Line Items]
Non-convertible debentures issued	R$ 57,000